Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Leases
Schedule of Lease Costs
	Six months ended March 31,
	2026	2025
Operating lease cost	$171	$316
Short-term lease cost	15	24
Total lease cost	$186	$340

The following lease costs are included in the consolidated statements of operations and comprehensive loss:

	Year ended September 30,
	2025	2024

Operating lease cost	$546	$429
Short-term lease cost	42	135
Total lease cost	$588	$564

Schedule of Operating Lease Liability Maturity

Years ending September 30,
2026 (remaining six months)	$136
2027	99
Total minimum lease payments	235
Less: imputed interest	(14)
Present value of future minimum lease payments	221
Less: current obligations under leases	(208)
Long-term lease obligations	$13

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the consolidated balance sheet as of September 30, 2025:

Years ending September 30,

2026	$308
2027	99
Total minimum lease payments	407
Less: imputed interest	(37)
Present value of future minimum lease payments	370
Less: current obligations under leases	(274)
Long-term lease obligations	$96